VC P-1
                          Supplement Dated July 1, 1999
                                to the Prospectus
                                       of
                        FRANKLIN(R) VALUEMARK(R) CHARTER
                       a Flexible Premium Variable Annuity
                         Allianz Life Variable Account B
                                Dated May 1, 1999

1. The Board of Trustees of Franklin Valuemark Funds (the Trust), has approved a change in the name of the Trust to Franklin Templeton Variable Insurance Products Trust. References to Franklin Valuemark Funds or to the Trust in the Contract's profile or prospectus should be deemed to refer to Franklin Templeton Variable Insurance Products Trust. The names of the Portfolios of the Trust available under the Contract remain unchanged.

2. The charts on pages 4 and 5 of the profile's section "5. Expenses" are replaced with the following charts (to reflect a reduction in each Portfolio's class 2 12b-1 expenses to 0.25% per year):


                              Chart 1. EXPENSES FOR CONTRACTS WITH TRADITIONAL DEATH BENEFIT:

                                                                 Total Annual                  EXAMPLES:
                                                   Total Annual     Class 2
                                                     Insurance     Portfolio    Total Annual   Expenses at end of:
  Variable Option                                     Charges      Expenses       Expenses     1 Year   10 Years
--------------------------------------------------------------------------------------------------------------------------
  Capital Growth ...............................       1.25%          1.02%          2.27%        $23      $260
  Global Health Care Securities1 ...............       1.25%          1.09%          2.34%        $24      $267
  Global Utilities Securities ..................       1.25%           .75%          2.00%        $20      $232
  Growth and Income ............................       1.25%           .74%          1.99%        $20      $231
  High Income ..................................       1.25%           .78%          2.03%        $21      $235
  Income Securities ............................       1.25%           .74%          1.99%        $20      $231
  Money Market .................................       1.25%           .78%          2.03%        $21      $235
  Mutual Discovery Securities ..................       1.25%          1.25%          2.50%        $25      $284
  Mutual Shares Securities .....................       1.25%          1.02%          2.27%        $23      $260
  Natural Resources Securities .................       1.25%           .89%          2.14%        $22      $247
  Real Estate Securities .......................       1.25%           .79%          2.04%        $21      $236
  Rising Dividends .............................       1.25%           .97%          2.22%        $23      $255
  Small Cap ....................................       1.25%          1.02%          2.27%        $23      $260
  Templeton Developing Markets Equity ..........       1.25%          1.66%          2.91%        $29      $324
  Templeton Global Asset Allocation ............       1.25%          1.09%          2.34%        $24      $267
  Templeton Global Growth ......................       1.25%          1.13%          2.38%        $24      $272
  Templeton Global Income Securities ...........       1.25%           .88%          2.13%        $22      $246
  Templeton International Equity ...............       1.25%          1.13%          2.38%        $24      $272
  Templeton International Smaller
   Companies ...................................       1.25%          1.35%          2.60%        $26      $294
  Templeton Pacific Growth .....................       1.25%          1.35%          2.60%        $26      $294
  U.S. Government Securities ...................       1.25%           .75%          2.00%        $20      $232
  Value Securities1 ............................       1.25%          1.08%          2.33%        $24      $266

  1. Estimated for 1999

                                   Chart 2. EXPENSES FOR CONTRACTS WITH ENHANCED DEATH BENEFIT:

                                                                 Total Annual                  EXAMPLES:
                                                   Total Annual     Class 2
                                                     Insurance     Portfolio    Total Annual   Expenses at end of:
  Variable Option                                     Charges      Expenses       Expenses     1 Year   10 Years
--------------------------------------------------------------------------------------------------------------------------
  Capital Growth ...............................       1.45%          1.02%          2.47%        $25      $281
  Global Health Care Securities1 ...............       1.45%          1.09%          2.54%        $26      $288
  Global Utilities Securities ..................       1.45%           .75%          2.20%        $22      $253
  Growth and Income ............................       1.45%           .74%          2.19%        $22      $252
  High Income ..................................       1.45%           .78%          2.23%        $23      $256
  Income Securities ............................       1.45%           .74%          2.19%        $22      $252
  Money Market .................................       1.45%           .78%          2.23%        $23      $256
  Mutual Discovery Securities ..................       1.45%          1.25%          2.70%        $27      $303
  Mutual Shares Securities .....................       1.45%          1.02%          2.47%        $25      $281
  Natural Resources Securities .................       1.45%           .89%          2.34%        $24      $267
  Real Estate Securities .......................       1.45%           .79%          2.24%        $23      $257
  Rising Dividends .............................       1.45%           .97%          2.42%        $25      $276
  Small Cap ....................................       1.45%          1.02%          2.47%        $25      $281
  Templeton Developing Markets Equity ..........       1.45%          1.66%          3.11%        $31      $343
  Templeton Global Asset Allocation ............       1.45%          1.09%          2.54%        $26      $288
  Templeton Global Growth ......................       1.45%          1.13%          2.58%        $26      $292
  Templeton Global Income Securities ...........       1.45%           .88%          2.33%        $24      $266
  Templeton International Equity ...............       1.45%          1.13%          2.58%        $26      $292
  Templeton International Smaller
   Companies ...................................       1.45%          1.35%          2.80%        $28      $313
  Templeton Pacific Growth .....................       1.45%          1.35%          2.80%        $28      $313
  U.S. Government Securities ...................       1.45%           .75%          2.20%        $22      $253
  Value Securities1 ............................       1.45%          1.08%          2.53%        $26      $287

  1. Estimated for 1999

3.The last two sentences of the profile's section "8. Performance" are replaced with the following language:

"Effective July 1, 1999, Class 2 shares have 12b-1 plan expenses currently equal to 0.25% per year of each portfolio's average net assets which will affect future performance. Prior to July 1, 1999 the Class 2 shares had 12b-1 plan expenses equal to .30% per year of each portfolio's average net assets. Past performance is not a guarantee of future results."

4. The table on page 5 of the prospectus is replaced with the following table:


                                      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST'S
                                                  ANNUAL EXPENSES: CLASS 2 SHARES
                                     (as a percentage of each Portfolio's average net assets)

The Management and Portfolio  Administration  Fees and Total Annual  Expenses for each Portfolio are based on a percentage of that
Portfolio's  average net assets for the most recent fiscal year. Class 2 shares have a distribution plan which is referred to as a
Rule 12b-1 plan. See the accompanying  Franklin  Templeton Variable Insurance Products Trust prospectus for a description of these fees and the Rule 12b-1 plan. While the maximum amount payable under each Portfolio's Class 2 Rule 12b-1 plan is 0.35% per year of the Portfolio's  average daily net assets,  effective July 1, 1999, the Board of Trustees of Franklin Templeton Variable Insurance
Products Trust has set the current rate at 0.25% per year.  Prior to July 1, 1999 the Class 2 shares had 12b-1 plan expenses equal to .30% per year of each portfolio's average net assets.  Because Class 2 shares are new, the figures below (other than Rule 12b-1 plan fees) are based on the expenses of each Portfolio's Class 1 shares for the most recent fiscal year, except as noted.

                                                                     Management
                                                                    and Portfolio                          Total
                                                                   Administration   12b-1     Other       Annual
                                                                        Fees1       Fees    Expenses     Expenses
--------------------------------------------------------------------------------------------------------------------------
  Capital Growth Fund ..........................................         .75%        .25%       .02%        1.02%
  Global Health Care Securities Fund2 ..........................         .75%        .25%       .09%        1.09%
  Global Utilities Securities Fund .............................         .47%        .25%       .03%         .75%
  Growth and Income Fund .......................................         .47%        .25%       .02%         .74%
  High Income Fund .............................................         .50%        .25%       .03%         .78%
  Income Securities Fund .......................................         .47%        .25%       .05%         .74%
  Money Market Fund ............................................         .51%        .25%       .02%         .78%
  Mutual Discovery Securities Fund .............................         .95%        .25%       .05%        1.25%
  Mutual Shares Securities Fund ................................         .74%        .25%       .03%        1.02%
  Natural Resources Securities Fund ............................         .62%        .25%       .02%         .89%
  Real Estate Securities Fund ..................................         .52%        .25%       .02%         .79%
  Rising Dividends Fund ........................................         .70%        .25%       .02%         .97%
  Small Cap Fund ...............................................         .75%        .25%       .02%        1.02%
  Templeton Developing Markets Equity Fund .....................        1.25%        .25%       .16%        1.66%
  Templeton Global Asset Allocation Fund .......................         .80%        .25%       .04%        1.09%
  Templeton Global Growth Fund .................................         .83%        .25%       .05%        1.13%
  Templeton Global Income Securities Fund ......................         .57%        .25%       .06%         .88%
  Templeton International Equity Fund ..........................         .80%        .25%       .08%        1.13%
  Templeton International Smaller Companies Fund ...............        1.00%        .25%       .10%        1.35%
  Templeton Pacific Growth Fund ................................         .99%        .25%       .11%        1.35%
  U.S. Government Securities Fund ..............................         .48%        .25%       .02%         .75%
  Value Securities Fund2  ......................................         .75%        .25%       .08%        1.08%

1.The Portfolio Administration Fee is a direct expense for the Global Health Care Securities Fund, the Mutual Discovery Securities
Fund, the Mutual Shares Securities Fund, the Templeton Global Asset Allocation Fund, the Templeton International Smaller Companies
Fund, and the Value Securities Fund;  other  Portfolios pay for similar  services  indirectly  through the Management Fee. See the accompanying  Franklin Templeton Variable Insurance Products Trust prospectus for further information regarding these fees.

2. The Global Health Care Securities Fund and the Value Securities Fund commenced operations May 1, 1998. The expenses shown above for these Portfolios are therefore estimated for 1999.

5. The charts on pages 6 and 7 of the prospectus are replaced with the following charts:


                                     CHART 1. CONTRACTS WITH TRADITIONAL DEATH BENEFIT OPTION

You would pay the following expenses on a $1,000  investment,  assuming a 5% annual return on your money regardless of whether you surrender your Contract at the end of each time period:

  Variable Option                                                           1 Year    3 Years   5 Years  10 Years
--------------------------------------------------------------------------------------------------------------------------
  Capital Growth ........................................................     $23       $71      $121      $260
  Global Health Care Securities* ........................................     $24       $73      $125      $267
  Global Utilities Securities ...........................................     $20       $63      $108      $232
  Growth and Income .....................................................     $20       $62      $107      $231
  High Income ...........................................................     $21       $64      $109      $235
  Income Securities .....................................................     $20       $62      $107      $231
  Money Market ..........................................................     $21       $64      $109      $235
  Mutual Discovery Securities ...........................................     $25       $78      $133      $284
  Mutual Shares Securities ..............................................     $23       $71      $121      $260
  Natural Resources Securities ..........................................     $22       $67      $115      $247
  Real Estate Securities ................................................     $21       $64      $110      $236
  Rising Dividends ......................................................     $23       $69      $119      $255
  Small Cap .............................................................     $23       $71      $121      $260
  Templeton Developing Markets Equity ...................................     $29       $90      $153      $324
  Templeton Global Asset Allocation .....................................     $24       $73      $125      $267
  Templeton Global Growth ...............................................     $24       $74      $127      $272
  Templeton Global Income Securities ....................................     $22       $67      $114      $246
  Templeton International Equity ........................................     $24       $74      $127      $272
  Templeton International Smaller Companies .............................     $26       $81      $138      $294
  Templeton Pacific Growth ..............................................     $26       $81      $138      $294
  U.S. Government Securities ............................................     $20       $63      $108      $232
  Value Securities* .....................................................     $24       $73      $124      $266

*Estimated


                                       CHART 2. CONTRACTS WITH ENHANCED DEATH BENEFIT OPTION

You would pay the following expenses on a $1,000  investment,  assuming a 5% annual return on your money regardless of whether you surrender your Contract at the end of each time period:

  Variable Option                                                           1 Year    3 Years   5 Years  10 Years
--------------------------------------------------------------------------------------------------------------------------
  Capital Growth ........................................................     $25       $77      $132      $281
  Global Health Care Securities* ........................................     $26       $79      $135      $288
  Global Utilities Securities ...........................................     $22       $69      $118      $253
  Growth and Income .....................................................     $22       $68      $117      $252
  High Income ...........................................................     $23       $70      $119      $256
  Income Securities .....................................................     $22       $68      $117      $252
  Money Market ..........................................................     $23       $70      $119      $256
  Mutual Discovery Securities ...........................................     $27       $84      $143      $303
  Mutual Shares Securities ..............................................     $25       $77      $132      $281
  Natural Resources Securities ..........................................     $24       $73      $125      $267
  Real Estate Securities ................................................     $23       $70      $120      $257
  Rising Dividends ......................................................     $25       $75      $129      $276
  Small Cap .............................................................     $25       $77      $132      $281
  Templeton Developing Markets Equity ...................................     $31       $96      $163      $343
  Templeton Global Asset Allocation .....................................     $26       $79      $135      $288
  Templeton Global Growth ...............................................     $26       $80      $137      $292
  Templeton Global Income Securities ....................................     $24       $73      $124      $266
  Templeton International Equity ........................................     $26       $80      $137      $292
  Templeton International Smaller Companies .............................     $28       $87      $148      $313
  Templeton Pacific Growth ..............................................     $28       $87      $148      $313
  U.S. Government Securities ............................................     $22       $69      $118      $253
  Value Securities* .....................................................     $26       $79      $135      $287

  *Estimated

6. The last two sentences of paragraph two under "8. Performance" on page 17 of the prospectus are replaced with the following language:

  "Class 2 shares are relatively new and effective July 1, 1999 currently have Rule 12b-1 Plan expenses of 0.25% per year which will affect future performance. Prior to July 1, 1999 the Class 2 shares had 12b-1 plan expenses of .30% per year. The information is based upon the historical experience of the Portfolio's Class 1 shares and does not represent past performance or predict future performance."